PIMCO Variable Insurance Trust

Supplement Dated May 15, 2009 to the

Statement of Additional Information

dated May 1, 2009

Disclosure Related to the High Yield Portfolio (the “Portfolio”)

Effective immediately, William H. Gross is the portfolio manager of the Portfolio and footnote 5 and the section accompanying that footnote in the table beginning on page 78 in the subsection titled “Portfolio Managers-Other Accounts Managed” are deleted. In addition, footnote 4 and the section accompanying that footnote to the same table are deleted, and are replaced by the following:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Gross[4]
Registered Investment Companies	41	$205,487	0	N/A
Other Pooled Investment Vehicles	23	$10,375	2	$276
Other Accounts	66	$30,244	21	$10,569

[4]

Mr. Gross manages the following Portfolios (each Portfolio’s total assets under management, as of December 31, 2008, is in parenthesis next to its name): Low Duration ($1.172 billion), Small Cap StocksPLUS® TR ($2 million), StocksPLUS® Growth and Income ($36 million), StocksPLUS® Total Return ($2 million), and Total Return ($4.364 billion). As of May 15, 2009, Mr. Gross also manages the High Yield Portfolio, which, as of March 31, 2009, had $304 million in total assets under management.

In addition, the following sentence is added to the end of the paragraph immediately preceding the above table:

Information pertaining to accounts managed by Mr. Gross is as of April 30, 2009.

Additionally, all references to the portfolio manager of the Portfolio and Mr. Gross in the subsection titled “Portfolio Managers-Securities Ownership” are deleted, and replaced with the following:

Portfolio Manager	Portfolios Managed by Portfolio Manager	Dollar Range of Shares Owned
Gross	Low Duration	None
	Small Cap StocksPLUS® TR	None
	StocksPLUS® Growth & Income	None
	StocksPLUS® Total Return	None
	Total Return	None
	High Yield	None

[1]	As of May 15, 2009, Mr. Gross also manages the High Yield Portfolio. As of April 30, 2009, to the best of the Trust’s knowledge, Mr. Gross did not own any shares of the High Yield Portfolio.

Investors Should Retain This Supplement For Future Reference